Key Management Personnel Disclosures - Summary of Directors and Key Management Personnel Compensation (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of key management personnel compensation [line items]
Short-term employee benefits	$ 1,588,899	$ 1,521,119	$ 1,256,272
Long-term employee benefits	11,115	11,429	6,879
Post-employment benefits	33,458	36,370	38,184
Share-based payments	789,633	1,740,238	637,637
Total employee benefits	$ 2,423,105	$ 3,309,156	$ 1,938,972